SUPPLEMENTAL PRO FORMA INFORMATION (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Financial Information Disclosure [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Twelve Months Ended December 31,
	2011	2010

Net loss	$(7,256,438)	$(1,704,966)